Empower Core Strategies US Equity Fund Investment Objectives and Goals - Empower Core Strategies US Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Objective, Secondary [Text Block]